(LOSS)/INCOME PER SHARE (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 17, 2025	Nov. 16, 2025
(LOSS)/INCOME PER SHARE
(Loss)/income for the year	₺ (5,699,176)	₺ (2,100,697)	₺ 142,744
Weighted average number of shares with face value of TRY0.20 each	372,266	328,364	324,810
Basic (loss)/income per share (TRY per share)	₺ (15.31)	₺ (6.4)	₺ 0.44
Diluted (loss)/income per share (TRY per share)	(15.31)	(6.4)	0.44
Face value	₺ 0.2	₺ 0.2	₺ 0.2	₺ 0.2	₺ 0.2